Stock-based Compensation Plans and Awards (Details 1) - Stock Options [Member]	12 Months Ended
Dec. 31, 2014 $ / shares shares
Number outstanding | shares	281,808
Number exercisable | shares	89,687
.52 -7.8
Number outstanding | shares	94,158
Weighted average remaining contractual life	7 years 3 months 26 days
Weighted average exercise price	$ 0.67
Number exercisable | shares	71,894
Weighted average exercise price, Exercisable	$ 0.72
.52 -7.8 | Minimum [Member]
Exercise Prices	.52
.52 -7.8 | Maximum [Member]
Exercise Prices	$ 7.8
7.81 - 15.6
Number outstanding | shares	183,167
Weighted average remaining contractual life	9 years 1 month 13 days
Weighted average exercise price	$ 12.97
Number exercisable | shares	13,310
Weighted average exercise price, Exercisable	$ 12.61
7.81 - 15.6 | Minimum [Member]
Exercise Prices	7.81
7.81 - 15.6 | Maximum [Member]
Exercise Prices	$ 15.6
15.61 - 23.01
Number outstanding | shares	4,483
Weighted average remaining contractual life	5 years 4 days
Weighted average exercise price	$ 23.01
Number exercisable | shares	4,483
Weighted average exercise price, Exercisable	$ 23.01
15.61 - 23.01 | Minimum [Member]
Exercise Prices	15.61
15.61 - 23.01 | Maximum [Member]
Exercise Prices	$ 23.01